Investor A C Institutional and Class R [Member] Average Annual Total Returns - Investor A, C, Institutional and Class R		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Russell 3000® Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	23.81%	13.86%	12.55%
Russell 2500™ Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		12.00%	8.77%	8.85%
Investor A Shares
Prospectus [Line Items]
Average Annual Return, Percent		6.02%	7.24%	7.83%
Investor A Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		5.61%	4.58%	5.17%
Investor A Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		3.71%	4.90%	5.41%
Investor C Shares
Prospectus [Line Items]
Average Annual Return, Percent		10.01%	7.59%	7.75%
Institutional Shares
Prospectus [Line Items]
Average Annual Return, Percent		12.12%	8.67%	8.68%
Class R Shares
Prospectus [Line Items]
Average Annual Return, Percent		11.64%	8.13%	8.13%

[1]	The Fund has added this broad-based index in response to new regulatory requirements.